Bank Loans - Schedule of Short-Term Bank Debt (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Secured short-term loans	$ 6,082,574	$ 7,817,610
Total short-term bank loans	$ 6,082,574	$ 7,817,610